GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets other than goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 149	$ 149
Amortisation and impairment loss, intangible assets other than goodwill	(1)	0
Intangible assets, ending balance	148	149
Water rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	61	61
Amortisation and impairment loss, intangible assets other than goodwill	0	0
Intangible assets, ending balance	61	61
Water rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	61
Water rights | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	0
Technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6	6
Amortisation and impairment loss, intangible assets other than goodwill	(1)	0
Intangible assets, ending balance	5	6
Technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	17
Technology | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(12)
Exploration potential
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	82	82
Amortisation and impairment loss, intangible assets other than goodwill	0	0
Intangible assets, ending balance	82	82
Exploration potential | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	252
Exploration potential | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(170)
Intangible assets, beginning balance	149
Intangible assets, ending balance	148	$ 149
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	330
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	$ (182)